                               STI CLASSIC FUNDS
                          EMERGING MARKETS EQUITY FUND
                             SMALL CAP EQUITY FUND
                        SUPPLEMENT DATED MAY 12, 1997 TO
                           THE TRUST CLASS PROSPECTUS
                            DATED DECEMBER 31, 1996

    This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

    The first paragraph of the "Portfolio Managers" section on page 14 of the Prospectus should be replaced with the following:

        Mr. Ned Dau has been responsible for the day-to-day management of the Emerging Markets Equity Fund since May 1, 1997. Prior to joining STI Capital Management, he was an international equity analyst for American Express Financial Advisors from 1995 to 1997 and the Principal Financial Group from 1992 to 1995.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STI CLASSIC FUNDS
                              CAPITAL GROWTH FUND
                            VALUE INCOME STOCK FUND
                              MID-CAP EQUITY FUND
                                 BALANCED FUND
                              SUNBELT EQUITY FUND
                        INTERNATIONAL EQUITY INDEX FUND
                           INTERNATIONAL EQUITY FUND
                        SUPPLEMENT DATED MAY 12, 1997 TO
                         THE INVESTOR CLASS PROSPECTUS
                             DATED OCTOBER 1, 1996

    This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

    The fifth paragraph of the "Portfolio Managers" section on page 26 of the Prospectus should be replaced with the following:

        Mr. Ned Dau has been responsible for the day-to-day management of the International Equity Fund since May 1, 1997. Prior to joining STI Capital Management, he was an international equity analyst for American Express Financial Advisors from 1995 to 1997 and the Principal Financial Group from 1992 to 1995.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STI CLASSIC FUNDS
                           INVESTMENT GRADE BOND FUND
                     INVESTMENT GRADE TAX-EXEMPT BOND FUND
                        U.S. GOVERNMENT SECURITIES FUND
                 LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
                              SHORT-TERM BOND FUND
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                          FLORIDA TAX-EXEMPT BOND FUND
                          GEORGIA TAX-EXEMPT BOND FUND
                         TENNESSEE TAX-EXEMPT BOND FUND
                              CAPITAL GROWTH FUND
                            VALUE INCOME STOCK FUND
                              MID-CAP EQUITY FUND
                                 BALANCED FUND
                              SUNBELT EQUITY FUND
                        INTERNATIONAL EQUITY INDEX FUND
                           INTERNATIONAL EQUITY FUND
                        SUPPLEMENT DATED MAY 12, 1997 TO
                           THE FLEX CLASS PROSPECTUS
                             DATED OCTOBER 1, 1996

    This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

    The eighth paragraph of the "Portfolio Managers" section on page 38 of the Prospectus should be replaced with the following:

        Mr. Ned Dau has been responsible for the day-to-day management of the International Equity Fund since May 1, 1997. Prior to joining STI Capital Management, he was an international equity analyst for American Express Financial Advisors from 1995 to 1997 and the Principal Financial Group from 1992 to 1995.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STI CLASSIC FUNDS
                              CAPITAL GROWTH FUND
                            VALUE INCOME STOCK FUND
                              MID-CAP EQUITY FUND
                                 BALANCED FUND
                              SUNBELT EQUITY FUND
                        INTERNATIONAL EQUITY INDEX FUND
                           INTERNATIONAL EQUITY FUND
                        SUPPLEMENT DATED MAY 12, 1997 TO
                           THE TRUST CLASS PROSPECTUS
                             DATED OCTOBER 1, 1996

    This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

    The fifth paragraph of the "Portfolio Managers" section on page 22 of the Prospectus should be replaced with the following:

        Mr. Ned Dau has been responsible for the day-to-day management of the International Equity Fund since May 1, 1997. Prior to joining STI Capital Management, he was an international equity analyst for American Express Financial Advisors from 1995 to 1997 and the Principal Financial Group from 1992 to 1995.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.